Subsequent Events - Additional Information (Detail) - INR (₨) ₨ / shares in Units, ₨ in Millions		1 Months Ended
	Mar. 31, 2019	Jul. 20, 2019	Apr. 20, 2019	Sep. 20, 2019
Subsequent Event [Line Items]
Description of stock splits	By an ordinary resolution on July 12, 2019, the shareholders of the Bank approved a sub division (stock split) of equity shares to reduce the face value of each equity share from Rs. 2.0 to Rs. 1.0 per share. The Board of Directors in their meeting held on July 20, 2019 fixed the record date as September 20, 2019, the effective date.
Scenario Forecast
Subsequent Event [Line Items]
Common stock face value per share pre-stock split				₨ 2.0
Common stock face value per share post-stock split				₨ 1.0
Dividend paid
Subsequent Event [Line Items]
Dividend paid, per share amount			₨ 15.0
Dividend paid, total amount			₨ 40,992.2
Dividend Declared
Subsequent Event [Line Items]
Dividend declared, date approved			Jul. 12, 2019
Dividend declared, board of directors meeting date			Apr. 20, 2019
Dividend Declared | Subsequent Event
Subsequent Event [Line Items]
Special interim dividend declared per share		₨ 5.00
Dividend declared, record date		Jul. 20, 2019